Fair value measurements - Gains (Losses) Due to Changes in Fair Value for Financial Instruments Measured at Fair Value Using Fair Value Option (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013
Short-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	¥ 4	[1],[2]	¥ (2)	[1],[2]	¥ 5	[1],[2]	¥ (1)	[1],[2]
Collateralized financing [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	0	[1],[3]	0	[1],[3]	0	[1],[3]	0	[1],[3]
Long-term borrowings [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	26	[1],[2],[4]	3	[1],[2],[4]	(40)	[1],[2],[4]	51	[1],[2],[4]
Other liabilities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	0	[1],[5]	0	[1],[5]	0	[1],[5]	0	[1],[5]
Total
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	30	[1]	1	[1]	(35)	[1]	50	[1]
Trading assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	0	[1],[6]	0	[1],[6]	0	[1],[6]	0	[1],[6]
Private equity investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	0	[1],[6]	0	[1],[6]	0	[1],[6]	0	[1],[6]
Loans and receivables [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	(3)	[1]	3	[1]	(5)	[1]	2	[1]
Collateralized agreements [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	4	[1],[3]	(3)	[1],[3]	6	[1],[3]	(1)	[1],[3]
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	(3)	[1],[6]	0	[1],[6]	(6)	[1],[6]	0	[1],[6]
Total
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains/(Losses)	¥ (2)	[1]	¥ 0	[1]	¥ (5)	[1]	¥ 1	[1]

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments and Revenue-Other in the consolidated statements of income.
[2]	Includes structured notes and other financial liabilities.
[3]	Includes reverse repurchase and repurchase agreements.
[4]	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
[5]	Includes loan commitments.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.